Financial instruments by category - Disclosure of Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	€ 983,213	€ 975,208
Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	532,740	588,867
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	295,346	281,998
Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	51,849	48,691
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	69,733	32,993
Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	33,545	22,659
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	976,899	970,914
At amortized cost | Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	532,740	588,867
At amortized cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	295,346	281,998
At amortized cost | Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	51,849	48,691
At amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	65,031	28,699
At amortized cost | Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	31,933	22,659
At FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	3,112	4,294
At FVPL | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,112	4,294
At FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	3,202	€ 0
At FVOCI | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,590
At FVOCI | Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,612